Summary of Significant Accounting Policies Company's financial assets and liabilities at fair value (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure	$ 2,497,000	$ 0
Embedded Derivative, Fair Value of Embedded Derivative Liability	0	0
Warrants Not Settleable In Cash Fair Value Disclosure	0	0
Contingent Consideration Classified As Equity Fair Value Disclosure	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure	0	2,501,000
Embedded Derivative, Fair Value of Embedded Derivative Liability	0	0
Warrants Not Settleable In Cash Fair Value Disclosure	0	0
Contingent Consideration Classified As Equity Fair Value Disclosure	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure	0	0
Embedded Derivative, Fair Value of Embedded Derivative Liability	392,000	2,282,000
Warrants Not Settleable In Cash Fair Value Disclosure	83,000	289,600
Contingent Consideration Classified As Equity Fair Value Disclosure	$ 3,130,000